PIMCO Variable Insurance Trust

Supplement Dated February 15, 2022 to the

Administrative Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Graham Rennison and Paul-James White. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Graham Rennison and Paul-James White. Mr. Rennison is an Executive Vice President of PIMCO, and he has managed the Portfolio since December 2015. Mr. White is an Executive Vice President of PIMCO, and he has managed the Portfolio since February 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Diversified Allocation	Graham A. Rennison	12/15

Executive Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

PIMCO Global Diversified Allocation	Paul-James White	2/22

Executive Vice President, PIMCO. Mr. White is a portfolio manager on the quantitative portfolio management team in the Newport Beach office. Prior to joining PIMCO in 2021, he worked at Man AHL, where he was head of portfolio management and co-portfolio manager of Man AHL’s flagship multi-strategy program. He joined Man AHL in 2014 to develop medium-frequency cash equity strategies. Prior to Man AHL, Mr. White was a fellow of All Souls College, University of Oxford, as well as the Institut des Hautes Etudes Scientifiques, where he specialized in number theory research. He has served as a member of the investment committee of All Souls College, Oxford. He has investment experience since 2014 and holds a Ph.D. in mathematics from the University of Paris, a master’s degree from the University of Cambridge, and a bachelor’s degree awarded with the University Medal from the University of Wollongong.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_021522

PIMCO Variable Insurance Trust

Supplement Dated February 15, 2022 to the

PIMCO Global Diversified Allocation Portfolio Administrative Class Prospectus and PIMCO Global Diversified Allocation Portfolio Advisor Class Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Graham Rennison and Paul-James White. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Graham Rennison and Paul-James White. Mr. Rennison is an Executive Vice President of PIMCO, and he has managed the Portfolio since December 2015. Mr. White is an Executive Vice President of PIMCO, and he has managed the Portfolio since February 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Diversified Allocation	Graham A. Rennison	12/15

Executive Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

PIMCO Global Diversified Allocation	Paul-James White	2/22

Executive Vice President, PIMCO. Mr. White is a portfolio manager on the quantitative portfolio management team in the Newport Beach office. Prior to joining PIMCO in 2021, he worked at Man AHL, where he was head of portfolio management and co-portfolio manager of Man AHL’s flagship multi-strategy program. He joined Man AHL in 2014 to develop medium-frequency cash equity strategies. Prior to Man AHL, Mr. White was a fellow of All Souls College, University of Oxford, as well as the Institut des Hautes Etudes Scientifiques, where he specialized in number theory research. He has served as a member of the investment committee of All Souls College, Oxford. He has investment experience since 2014 and holds a Ph.D. in mathematics from the University of Paris, a master’s degree from the University of Cambridge, and a bachelor’s degree awarded with the University Medal from the University of Wollongong.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_021522

PIMCO Variable Insurance Trust

Supplement dated February 15, 2022 to the

Statement of Additional Information dated April 30, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Graham Rennison and Paul-James White. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
White[32]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[32]	Effective February 15, 2022, Mr. White co-manages the PIMCO Global Diversified Allocation Portfolio ($975.7 million as of December 31, 2020).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective February 15, 2022, the PIMCO Global Diversified Allocation Portfolio is jointly and primarily managed by Graham Rennison and Paul-James White. Information pertaining to accounts managed by Mr. White is as of December 31, 2021.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added.

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
White[4]	PIMCO Global Diversified Allocation Portfolio	None

[4]	Effective February 15, 2022, Mr. White co-manages the PIMCO Global Diversified Allocation Portfolio. Information for Mr. White is as of December 31, 2021.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_021522